Contingent Liabilities (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Nov. 08, 2018
Universitair Medisch Centrum Utrecht
Contingent Liabilities
Disputed amount		€ 1,300	€ 880
State of Mecklenburg-Western Pomerania ("MVP")
Contingent Liabilities
Disputed amount	€ 2,300
Amounts received on invoices	€ 2,300